NET INCOME PER ORDINARY SHARE: (Tables)	12 Months Ended
Dec. 31, 2021
NET INCOME PER ORDINARY SHARE:
Summary of computation of basic and diluted net income per ordinary share from continuing and discontinued operations, attributable to our ordinary shares

The following tables set forth the computation of basic and diluted net income per ordinary share from continuing and discontinued operations, attributable to our ordinary shares (U.S. dollars in thousands, except share and per share data):

	Year ended December 31,
	2021	2020	2019
Basic net income per ordinary share, from continuing operations
Numerator:
Net income from continuing operations	$59,821	$58,809	$32,718
Amount allocated to participating 2014 shareholders	—	—	(4,245)
Amount allocated to participating 2019 shareholders	(5,562)	(16,569)	(1,053)
Deemed dividend to 2014 shareholders as part of 2019 Secondary Transaction	—	—	(884)
Amount allocated to contingently returnable shares issued in connection with acquisitions	(103)	—	—
Net income from continuing operations, attributable to ordinary shares	54,156	42,240	26,536
Denominator:
Weighted-average number of ordinary shares outstanding	832,144,353	636,450,643	730,245,143
Basic net income from continuing operations, attributable to ordinary shares	$0.07	$0.07	$0.04
Diluted net income per ordinary share, from continuing operations
Effect of dilutive securities on weighted-average number of ordinary shares:
Options	78,253,700	42,799,848	30,081,422
RSUs	661,035	2,649,841	3,855,397
Weighted-average number of ordinary shares outstanding, after giving effect to dilutive securities	911,059,088	681,900,332	764,181,962
Diluted net income from continuing operations, attributable to ordinary shares	$0.06	$0.06	$0.03

	Year ended December 31,
	2020	2019
Basic net income per ordinary share, from discontinued operations
Numerator:
Net income from discontinued operations	$36,480	$51,244
Net income from discontinued operations, attributable to non-controlling interests	—	(67)
Amount allocated to participating 2014 shareholders	—	(6,641)
Amount allocated to participating 2019 shareholders	(10,278)	(1,647)
Net income from discontinued operations, attributable to ordinary shares	26,202	42,889
Denominator:
Weighted-average number of ordinary shares outstanding	636,450,643	730,245,143
Basic net income from discontinued operations, attributable to ordinary shares	$0.04	$0.06
Diluted net income per ordinary share, from discontinued operations
Effect of dilutive securities on weighted-average number of ordinary shares:
Options	42,799,848	30,081,422
RSUs	2,649,841	3,855,397
Weighted-average number of ordinary shares outstanding, after giving effect to dilutive securities	681,900,332	764,181,962
Diluted net income from discontinued operations, attributable to ordinary shares	$0.04	$0.06

Summary of weighted-average amounts of securities were excluded from the computation of diluted net income per ordinary share for both continuing and discontinued operations

	Year ended December 31,
	2021	2020	2019
Options	32,716	7,158,098	17,518,874
RSUs	380,594	—	—
2014 ordinary shares	—	—	113,042,994
2019 ordinary shares(*)	123,435,978	249,645,799	28,085,157
Contingently returnable shares	1,604,827	—	—